SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT TERM INVESTMENT
	As of December 31, 2024	As of December 31, 2023

Short term investment	7,028,594	-
Total	$7,028,594	$-